Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Summary of Inventories
The Group’s inventory balances as of 30 June 2024 and 31 December 2023 are as follows:

	30 June 2024	31 December 2023
Raw materials and supplies	42,366	51,524
Work in progress	57,616	33,068
Finished goods	59	244
Inventory reserves	(3,467)	(10,403)
Total Balance	96,574	74,433